Combined Statements of Equity (FY) - USD ($) $ in Millions	Net Parent Investment [Member]	Accumulated Other Comprehensive Income (Loss), Net of Tax [Member]	Equity Attributable to Noncontrolling Interests [Member]	Total
Beginning balance at Dec. 31, 2021	$ 11,172	$ (168)	$ 1	$ 11,005
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	1,108	0	(1)	1,107
Other comprehensive income (loss), net of taxes	0	(204)	0	(204)
Net transfers to Parent	(3,699)	0	0	(3,699)
Changes in equity attributable to noncontrolling interests	0	0	1	1
Ending balance at Dec. 31, 2022	8,581	(372)	1	8,210
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	956	0	(1)	955
Other comprehensive income (loss), net of taxes	0	55	0	55
Net transfers to Parent	(17)	0	0	(17)
Ending balance at Dec. 31, 2023	9,520	(317)	0	9,203
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	983		(2)	981
Other comprehensive income (loss), net of taxes		(82)		(82)
Net transfers to Parent	(265)			(265)
Ending balance at Sep. 30, 2024	10,238	(399)	(2)	9,837
Beginning balance at Dec. 31, 2023	9,520	(317)	0	9,203
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	1,274	0	(1)	1,273
Other comprehensive income (loss), net of taxes	0	(289)	0	(289)
Net transfers to Parent	(273)	0	0	(273)
Ending balance at Dec. 31, 2024	10,521	(606)	(1)	9,914
Beginning balance at Jun. 30, 2024	9,772	(463)	(1)	9,308
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	553		(1)	552
Other comprehensive income (loss), net of taxes		64		64
Net transfers to Parent	(87)			(87)
Ending balance at Sep. 30, 2024	10,238	(399)	(2)	9,837
Beginning balance at Dec. 31, 2024	10,521	(606)	(1)	9,914
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	283		(3)	884
Other comprehensive income (loss), net of taxes		164		164
Changes in equity attributable to noncontrolling interests	(1)		1	0
Ending balance at Sep. 30, 2025	0	(440)	(3)	12,898
Beginning balance at Jun. 30, 2025	0	(361)	(1)	12,433
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			(2)	543
Other comprehensive income (loss), net of taxes		(79)		(79)
Ending balance at Sep. 30, 2025	$ 0	$ (440)	$ (3)	$ 12,898